Supplementary Financial Statement Information - Schedule of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenues by Geographic Area [Line Items]
Revenues	$ 181	$ 2,234
United States[Member]
Schedule of Revenues by Geographic Area [Line Items]
Revenues	22	2,164
Canada [Member]
Schedule of Revenues by Geographic Area [Line Items]
Revenues	91	33
Europe and others [Member]
Schedule of Revenues by Geographic Area [Line Items]
Revenues	60	37
Israel [Member]
Schedule of Revenues by Geographic Area [Line Items]
Revenues	$ 8